Share-Based Compensation - Successor Incentive Units - Assumptions (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 16, 2020
EVgo Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	100.00%		100.00%
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,000,000
Assumptions
Risk-free interest rate	0.32%	1.62%
Expected stock price volatility	37.20%	32.50%
Expected life of market-based awards	4 years	5 years
Time Vesting Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Sale Vesting Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation award vesting percentage	100.00%